Financial risk management - Undiscounted cash flow analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 236	€ 188
Other current financial assets excluding derivatives	128	39
Current financial investments	2,576	1,121
Cash and cash equivalents	6,695	6,944
Derivative contracts receipts-Net settled	2
Derivative contracts receipts	10,498	7,810
Derivative contracts payments	(10,291)	(7,682)
Trade receivables	5,673	(5,802)
Long-term interest-bearing liabilities	(5,409)	(5,920)
Long-term lease liabilities	(882)	(750)
Other non-current financial liabilities	(34)
Short-term interest-bearing liabilities	(116)	(564)
Short-term lease liabilities	(236)	(232)
Other financial liabilities excluding derivatives	(522)	(434)
Derivative contracts receipts	12,100	6,926
Derivative contracts payments	(12,220)	(6,999)
Discounts without performance obligations	(664)	(747)
Trade payables	(3,679)	(3,174)
Loan commitments given undrawn	(21)	(180)
Loan commitments obtained undrawn	1,482	1,482
Leases committed but not yet commenced	€ (223)	€ (182)
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 424	€ 325
Call period of financial instruments	3 months	3 months
Due within 3 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 15
Other current financial assets excluding derivatives	110	€ 2
Current financial investments	2,274	1,020
Cash and cash equivalents	6,268	6,618
Derivative contracts receipts	7,907	5,873
Derivative contracts payments	(7,835)	(5,813)
Trade receivables	4,829	(4,674)
Long-term interest-bearing liabilities	(39)	(39)
Short-term interest-bearing liabilities	(89)	(552)
Short-term lease liabilities	(62)	(65)
Other financial liabilities excluding derivatives	(504)	(420)
Derivative contracts receipts	8,483	4,870
Derivative contracts payments	(8,556)	(4,906)
Discounts without performance obligations	(419)	(421)
Trade payables	(3,522)	(3,049)
Loan commitments given undrawn	(3)	(26)
Loan commitments obtained undrawn	(1)	(1)
Leases committed but not yet commenced		(1)
Due between 3 and 12 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	13
Other current financial assets excluding derivatives	18	37
Current financial investments	302	101
Cash and cash equivalents	71	50
Derivative contracts receipts-Net settled	(2)
Derivative contracts receipts	1,774	1,299
Derivative contracts payments	(1,713)	(1,258)
Trade receivables	812	(974)
Long-term interest-bearing liabilities	(86)	(97)
Short-term interest-bearing liabilities	(27)	(12)
Short-term lease liabilities	(174)	(167)
Other financial liabilities excluding derivatives	(18)	(14)
Derivative contracts receipts	1,629	883
Derivative contracts payments	(1,663)	(882)
Discounts without performance obligations	(175)	(310)
Trade payables	(152)	(122)
Loan commitments given undrawn	(18)	(26)
Loan commitments obtained undrawn	(3)	(3)
Leases committed but not yet commenced		(3)
1 to 3 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	110	66
Cash and cash equivalents	126	70
Derivative contracts receipts-Net settled	4
Derivative contracts receipts	462	599
Derivative contracts payments	(434)	(573)
Trade receivables	32	(154)
Long-term interest-bearing liabilities	(1,171)	(794)
Long-term lease liabilities	(353)	(338)
Other non-current financial liabilities	(34)
Derivative contracts receipts	1,179	525
Derivative contracts payments	(1,231)	(563)
Discounts without performance obligations	(70)	(13)
Trade payables	(4)	(2)
Loan commitments given undrawn		(128)
Loan commitments obtained undrawn	80	(8)
Leases committed but not yet commenced	(8)	(43)
Due between 3 and 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	86	79
Cash and cash equivalents	230	156
Derivative contracts receipts	49	39
Derivative contracts payments	(35)	(38)
Long-term interest-bearing liabilities	(2,038)	(2,194)
Long-term lease liabilities	(225)	(220)
Derivative contracts receipts	180	45
Derivative contracts payments	(176)	(35)
Discounts without performance obligations		(3)
Loan commitments obtained undrawn	1,406	1,494
Leases committed but not yet commenced	(23)	(29)
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Leases committed but not yet commenced	192
More than 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	12	43
Cash and cash equivalents		50
Derivative contracts receipts	306
Derivative contracts payments	(274)
Long-term interest-bearing liabilities	(2,075)	(2,796)
Long-term lease liabilities	(304)	(192)
Derivative contracts receipts	629	603
Derivative contracts payments	(594)	(613)
Trade payables	(1)	(1)
Leases committed but not yet commenced	€ (192)	€ (106)